Earnings/loss (-) per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income/loss (-) per share: Basic
Net loss attributable to owners of the parent (Euro, in thousands)	€ 74,082	€ 211,697	€ (217,991)
Weighted average number of shares - Basic	65,897	65,884	65,699
Basic and diluted loss per share (in EUR per share)	€ 1.12	€ 3.21	€ (3.32)
Income/loss per share: Diluted
Net loss attributable to owners of the parent (Euro, in thousands)	€ 74,082	€ 211,697	€ (217,991)
Weighted average number of shares for the purpose of diluted earnings/loss (-) per share	65,897	65,884	65,699
Number of dilutive potential ordinary shares	45	49
Basic and Diluted loss per share (in EUR per share).	€ 1.12	€ 3.21	€ (3.32)